ACCUMULATED OTHER COMPREHENSIVE INCOME - Additional Information - DIAMOND S SHIPPING INC. AND SUBSIDIARIES (Details) - Diamond S Shipping - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Interest rate swap
Accumulated Other Comprehensive Income (Loss) [Line Items]
Realized loss	$ (610)	$ 803
Re-couponed swaps
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amortization of gain	$ 2,045	$ 162